Trading Advisors (Details)	12 Months Ended	7 Months Ended	11 Months Ended	6 Months Ended	5 Months Ended	9 Months Ended		2 Months Ended	10 Months Ended	5 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 07, 2014	Nov. 30, 2013	Jun. 27, 2013	May 30, 2013	Sep. 30, 2013	Oct. 09, 2012	Feb. 28, 2014	Dec. 31, 2014	May 31, 2012	May 31, 2014	May 31, 2014	Dec. 31, 2014	Oct. 30, 2012	Oct. 30, 2012	Dec. 31, 2011
Altis [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name	Altis Partners (Jersey) Limited
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.1042%
Management fee, annual basis (in hundredths)	1.25%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	20.00%
EMC [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name	EMC Capital Advisors, LLC
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.1667%
Management fee, annual basis (in hundredths)	2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	20.00%
Graham [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name	Graham Capital Management, L.P. ("Graham")
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.1667%
Management fee, annual basis (in hundredths)	2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	20.00%
Northfield [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.0833%	0.0833%	0.1667%
Management fee, annual basis (in hundredths)	1.00%	1.00%	2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%
Rabar [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name	Rabar Market Research, Inc. ("Rabar")
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.1667%
Management fee, annual basis (in hundredths)	2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	20.00%
Sunrise Capital [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)				0.1667%
Management fee, annual basis (in hundredths)				2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)				20.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | C-View [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)					0.1667%
Management fee, annual basis (in hundredths)					2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)					20.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Krom River [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.0833%					0.1667%
Management fee, annual basis (in hundredths)	1.00%					2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	20.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name	Cambridge
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.125%
Management fee, annual basis (in hundredths)	1.50%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	15.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Flintlock [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)							0.125%
Management fee, annual basis (in hundredths)							1.50%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)							20.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Aventis [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name	Aventis
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.1042%							0.125%	0.1042%
Management fee, annual basis (in hundredths)	1.25%							1.50%	1.25%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	20.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Blenheim [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name	Blenheim
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.1667%							0.25%	0.1667%
Management fee, annual basis (in hundredths)	2.00%							3.00%	2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	20.00%							15.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name	PGR Capital L.P.
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.0833%
Management fee, annual basis (in hundredths)	1.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	20.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Blackwater [Member]
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)									20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Aspect [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name	Aspect Capital Limited (“Aspect”)
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.125%									0.1667%
Management fee, annual basis (in hundredths)	1.50%									2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name	Blackwater Capital Management LLC
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.0625%		0.1042%
Management fee, annual basis (in hundredths)	0.75%		1.25%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Campbell [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name	Campbell
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.1667%										0.1667%	0.1667%	0.125%
Management fee, annual basis (in hundredths)	2.00%										2.00%	2.00%	1.50%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Chesapeake [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.0833%									0.1667%					0.1667%
Management fee, annual basis (in hundredths)	1.00%									2.00%					2.00%
Temporarily reduced management fee, annual basis (in hundredths)														1.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)															19.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | JWH [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)															0.1667%
Management fee, annual basis (in hundredths)															2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)															20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Rotella [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.0833%
Management fee, annual basis (in hundredths)	1.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Winton [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name	Winton Capital Management Limited
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.125%															0.1667%
Management fee, annual basis (in hundredths)	1.50%															2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	20.00%